PIMCO Funds:
                      Pacific Investment Management Series
                 Institutional and Administrative Share Classes


                       Supplement dated January 7, 1998 to
                       Prospectus dated July 15, 1997, as
                          Supplemented November 1, 1997


     The following information supplements the information appearing under the heading "Management of the Trust" in the accompanying prospectus:

     Effective immediately, the Short-Term, StocksPLUS, Strategic Balanced and Moderate Duration Funds will be managed by a team led by William H. Gross, Managing Director, PIMCO.